Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 14, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481		$ 13,481		$ 13,481	$ 13,481
Goodwill impairment charges			$ 0	$ 0	0	0
Weighted average remaining life for identifiable intangible assets	10 years 4 months 24 days		10 years 2 months 12 days
Amortization expense			$ 1,027	$ 935	$ 3,922	$ 3,738	$ 3,738
Romeg License Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Asset acquisition consideration transferred amount		$ 5,700
Remaining Amortization Period		15 years
Patent rights [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period					15 years
Assembled workforce [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period					5 years